Contingent Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Contingent Liabilities
Contractual purchase obligations for 2016	$ 22,929
Contractual purchase obligations for 2017 and 2018	9,437
Contractual purchase obligations for 2019 and 2020	6,159
Contractual purchase obligations for years 2021 and thereafter	$ 10,174